INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Schedule of Minimum Future Gross Revenues) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Sales-Type Leases and Direct Financing Leases
2022	$ 29,264
2023	29,088
2024	25,519
2025	19,341
2026	14,400
Thereafter	2,799
Total minimum lease payments to be received	120,411
Leaseback Assets
2022	8,942
2023	8,162
2024	7,686
2025	7,665
2026	7,665
Thereafter	2,983
Total minimum lease payments to be received	43,103
Total
2022	38,206
2023	37,250
2024	33,205
2025	27,006
2026	22,065
Thereafter	5,782
Total minimum lease payments to be received	$ 163,514